Supplementary cash flow information (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Details for acquisitions
Assets acquired	€ (2,338,777)	€ (241,677)
Liabilities assumed	237,921	12,222
Noncontrolling interest subject to put provisions	20,715	11,805
Noncontrolling interests	61,995	42,722
Non-cash consideration	19,106	9,629
Cash paid	(1,999,040)	(165,299)
Less cash acquired	48,945	3,015
Net cash paid for acquisitions	(1,950,095)	(162,284)
Cash paid for investments	(24,190)	(574,475)
Cash paid for intangible assets	(49,853)	(71,494)
Total cash paid for acquisitions and investments, net of cash acquired and purchases of intangible assets	(2,024,138)	(808,253)
Details for divestitures
Cash received from sale of subsidiaries or other businesses, less cash disposed	43,488	1,518,351
Cash received from divestitures of available for sale financial assets	12,337	148,864
Cash received from repayment of loans		79
Proceeds from divestitures	55,825	€ 1,667,294
Acquisition effect net income shareholders	€ 57,452